RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 5.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations - 5.8%
U.S. Treasury Notes	0.375%	10/31/23	$ 3,200,000	$ 3,160,250
U.S. Treasury Notes	0.875%	01/31/24	2,000,000	1,988,594
U.S. Treasury Notes	1.125%	01/15/25	1,000,000	992,969
Total U.S. Government & Agencies (Cost $6,154,937)				$ 6,141,813

ASSET BACKED SECURITIES - 19.4%	Coupon	Maturity	Par Value	Value
Affirm, Inc., 144A, Series 2021-B, Class A	1.030%	08/15/26	$ 915,000	$ 900,830
Aligned Data Centers Issuer, LLC, Series 2021-1, Class A-2	1.937%	08/15/46	1,000,000	962,597
American Homes 4 Rent Trust, 144A, Series 2014-SFR3, Class A	3.678%	12/17/36	1,003,964	1,029,571
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	534,361	556,495
Amur Equipment Finance Receivables IX, LLC, 144A, Series 2021-1, Class A-2	0.750%	11/20/26	977,021	969,376
Aqua Finance Trust, Series 2020-A, Class A	1.900%	07/17/46	732,448	729,231
Asset Backed Funding Certificates, Series 2005-WF1, Class M2 (1MO LIBOR + 60) (a)	0.689%	10/25/34	260,672	259,998
Atalaya Equipment Leasing Trust, 144A, Series 2021-1, Class A-2	1.230%	05/15/26	1,000,000	994,573
CF Hippolyta Issuer, LLC, 144A, Series 2021-1, Class A-1	1.530%	03/15/61	872,877	846,297
FIC Funding, LLC, 144A, Series 2021-1, Class A	1.130%	04/15/33	776,866	770,325
First Franklin Mortgage Trust, Series 2006-FF14, Class A5 (1MO LIBOR + 16) (a)	0.249%	10/25/36	140,071	139,045
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	224,974	226,556
Foundation Financial Trust, 144A, Series 2021-1, Class A	1.270%	05/15/41	877,972	857,410

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 19.4% (Continued)	Coupon	Maturity	Par Value	Value
Foursight Capital Automobile Receivables Trust, 144A, Series 2021-1, Class A-3	0.640%	07/15/25	$ 750,000	$ 744,809
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A-3	0.810%	05/15/26	700,000	689,130
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	712,134	721,391
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	249,880	250,415
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	770,825	780,113
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT	4.262%	05/15/32	209,111	209,708
Oasis Securitization Funding, LLC, 144A, Series 2021-1, Class A	2.579%	02/15/33	288,886	289,777
Oasis Securitization Funding, LLC, 144A, Series 2021-2, Class A	2.143%	10/15/33	560,299	558,613
Pawnee Equipment Receivables Trust, Series 2021-1, Class A-2	1.100%	07/15/27	1,200,000	1,186,260
PFS Financing Corporation, 144A, Series 2021-A, Class A	0.710%	04/15/26	1,130,000	1,106,087
SBA Tower Trust, 144A, Series 2020-1-2, Class 1C	1.884%	07/15/50	881,000	868,057
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-WF2, Class M1 (1MO LIBOR + 57) (a)	0.659%	05/25/35	224,109	223,688
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC6, Class A-1 (1MO LIBOR + 16) (a)	0.246%	01/25/37	446,675	439,545
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	31,444	31,432
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	309,994	311,906
Towd Point Mortgage Trust, 144A, Series 2017-3, Class A-1	2.750%	07/25/57	752,653	758,878
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1 (a)	3.750%	05/25/58	252,092	259,107

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 19.4% (Continued)	Coupon	Maturity	Par Value	Value
Vantage Data Centers, LLC, 144A, Series 2021-1, Class A-2	2.165%	10/15/46	$ 1,000,000	$ 981,720
Westgate Resorts, 144A, Series 2022-1, Class A	3.963%	08/20/36	1,000,000	996,302
Total Asset Backed Securities (Cost $20,949,898)				$ 20,649,242

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0%	Coupon	Maturity	Par Value	Value
Blackstone Mortgage Trust, 144A, Series 2021-SDMF, Class B (1MO LIBOR +73.8) (a)	0.828%	09/15/23	$ 640,000	$ 627,361
BX Commercial Mortgage Trust, 144A, Series 2021-VOLT, Class B (1MO LIBOR + 95) (a)	1.040%	09/15/36	770,000	762,282
BXHPP Trust, 144A, Series 2021-FILM, Class B (1MO LIBOR + 90) (a)	0.990%	08/15/36	1,060,000	1,049,417
Cascade Funding Mortgage Trust, 144A, Series 2021-GRN1, Class A	1.100%	03/20/41	785,970	772,788
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	223,478	229,895
CityLine Commercial Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.871%	11/13/31	1,000,000	1,010,964
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/17/45	993,930	999,567
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4	3.213%	03/12/46	1,084,203	1,100,919
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	1,040,550
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-CCRE20, Class A-4	3.590%	11/13/47	500,000	519,101
Commercial Mortgage Trust Pass-Through Certificates, 144A, Series 2014-277P, Class A	3.732%	08/10/49	1,190,000	1,228,935
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	371,951	364,399

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1	1.766%	02/25/25	$ 1,421,163	$ 1,429,717
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	66,964	67,593
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1	0.735%	01/25/26	453,549	445,180
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.669%	01/25/23	23,209,207	148,771
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-723, Class X-1 (a)	0.915%	08/25/23	14,706,540	172,056
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-724, Class X-1 (a)	0.272%	11/25/23	36,220,862	144,065
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-725, Class XAM	0.578%	02/25/24	27,364,000	328,157
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-W01, Class X-1 (a)	0.969%	01/25/26	15,124,480	471,681
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-734, Class X-1 (a)	0.647%	02/25/26	19,700,458	443,940
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.153%	05/25/26	11,100,000	530,006
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-736, Class X1 (a)	1.311%	07/25/26	9,502,436	448,531
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-064, Class X-1 (a)	0.604%	03/25/27	18,785,958	520,080
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-738, Class XAM (a)	1.368%	03/25/27	6,500,000	418,084
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-740, Class XAM (a)	1.111%	10/25/27	7,811,000	450,850
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series 2020-RR02, Class AX (a)	1.826%	10/27/28	4,665,000	492,750
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-112, Class XAM (a)	1.663%	05/25/30	4,250,000	527,724
FHLMC REMIC Trust, Series K-J27, Class A-1	2.090%	07/25/24	299,247	301,299

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC REMIC Trust, Series K-J33, Class A-1	0.440%	12/25/25	$ 387,684	$ 380,416
FHLMC REMIC Trust, Series K-J35, Class A-1	0.807%	10/25/26	994,493	968,965
FHLMC REMIC Trust, Series K-J36, Class A-1	1.298%	12/25/26	963,534	952,127
FHLMC REMIC Trust, IO, Series K-738, Class X1	1.515%	01/25/27	7,988,062	510,964
FHLMC REMIC Trust, IO, Series 2021-RR19, Class X	1.979%	04/27/29	7,355,000	680,496
FNMA Multifamily REMIC Trust, Series 2019-M21, Class 1A1	1.950%	04/25/28	1,084,848	1,095,169
FNMA Multifamily REMIC Trust, Series 2018-M12, Class A-1	3.546%	08/25/30	383,592	414,055
FNMA Multifamily Structured Plan, Pool #470596	2.900%	04/01/22	968,173	967,877
FNMA Multifamily Structured Plan, Pool #AM0615	2.465%	10/01/22	1,000,000	1,004,191
FREMF Mortgage Trust, 144A, Series 2013-K35, Class C	3.934%	08/25/23	1,158,000	1,193,727
FREMF Mortgage Trust, 144A, Series 2012-K20, Class C (a)	3.870%	05/25/45	590,000	593,825
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.620%	11/25/45	600,000	608,796
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.597%	12/25/45	980,000	995,192
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.476%	05/25/46	1,200,000	1,224,674
FREMF Mortgage Trust, 144A, Series 2013-K33, Class C	3.497%	08/25/46	1,430,000	1,464,097
FREMF Mortgage Trust, 144A, Series 2013-K34, Class B (a)	3.728%	09/25/46	730,000	751,162
FREMF Mortgage Trust, Series 2014-K36, Class C	4.365%	12/25/46	1,175,000	1,218,786
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.833%	11/25/47	975,000	1,020,540

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A	0.100%	11/25/49	$ 97,060,522	$ 357,241
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	600,932	615,462
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	143,310	147,102
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	222,579	227,425
KNDR Trust, Series 2021-KIND, Class A	1.040%	08/15/26	970,000	968,309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C5, Class A-4	3.176%	08/15/45	569,652	570,866
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	144,395	145,507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	942,000	977,952
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	902,406	927,036
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	652,579
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	662,973	679,636
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1 (a)	4.000%	04/25/57	110,304	114,355
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1 (a)	4.000%	05/25/57	325,941	337,970
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A-3 (1MO LIBOR + 26) (a)	0.349%	11/25/36	287,219	285,366
RAMP Series Trust, Series 2006-EFC2, Class A-4 (1MO LIBOR + 22) (a)	0.309%	12/25/36	350,976	349,609
SG Commercial Mortgage Securities Trust, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	370,000	373,461
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	510,510	519,956

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	$ 597,342	$ 600,947
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	634,385	641,447
Total Collateralized Mortgage Obligations (Cost $43,386,326)				$ 42,583,947

CORPORATE BONDS - 34.2%	Coupon	Maturity	Par Value	Value
Communications - 2.7%
Charter Communications Operating, LLC	4.500%	02/01/24	$ 1,000,000	$ 1,049,851
Netflix, Inc.	5.875%	02/15/25	1,000,000	1,100,000
T-Mobile USA, Inc., 144A	2.250%	02/15/26	750,000	722,812
				2,872,663
Consumer Discretionary - 3.9%
Hyatt Hotels Corporation	1.300%	10/01/23	500,000	495,833
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	1,010,386
Marriott International, Inc.	5.750%	05/01/25	1,000,000	1,107,828
Volkswagen Group of America Finance, LLC, 144A	3.125%	05/12/23	1,000,000	1,021,266
Volkswagen Group of America Finance, LLC, 144A	0.875%	11/22/23	500,000	492,720
				4,128,033
Consumer Staples - 2.1%
Bunge Ltd. Finance Corporation	4.350%	03/15/24	1,000,000	1,050,221
Keurig Dr Pepper, Inc.	0.750%	03/15/24	1,250,000	1,223,919
				2,274,140
Energy - 3.3%
Energy Transfer Operating, L.P.	4.500%	04/15/24	1,150,000	1,205,326
Spectra Energy Partners, L.P.	4.750%	03/15/24	1,000,000	1,054,793
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,250,000	1,289,632
				3,549,751
Financials - 11.0%
AerCap Ireland Capital Ltd.	1.650%	10/29/24	1,000,000	982,583
AerCap Ireland Capital Ltd.	1.750%	01/30/26	500,000	480,411
Air Lease Corporation, Series A	0.800%	08/18/24	500,000	484,362
Ally Financial, Inc.	1.450%	10/02/23	1,500,000	1,494,526

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.2% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.0% (Continued)
Bank of Montreal	1.500%	01/10/25	$ 500,000	$ 495,163
Capital One Financial Company	1.343%	12/06/24	1,000,000	992,551
Discover Bank	4.200%	08/08/23	1,500,000	1,560,683
Goldman Sachs Group, Inc. (SOFR + 57.2, effective 03/08/23) (a)	0.673%	03/08/24	500,000	495,787
Lloyds Banking Group plc (H15T1Y + 55, effective 05/11/23) (a)	0.695%	05/11/24	500,000	494,660
NatWest Group plc	3.875%	09/12/23	1,250,000	1,289,423
Royal Bank of Canada	0.750%	10/07/24	1,000,000	971,908
Synchrony Financial	4.375%	03/19/24	1,000,000	1,045,870
UBS AG	7.750%	09/01/26	750,000	913,349
				11,701,276
Health Care - 1.9%
AbbVie, Inc.	2.800%	03/15/23	1,000,000	1,012,105
AbbVie, Inc.	3.850%	06/15/24	500,000	522,654
Baxter International, Inc., 144A	1.322%	11/29/24	500,000	491,622
				2,026,381
Industrials - 5.9%
AP Moller - Maersk A/S, 144A	3.875%	06/20/29	1,300,000	1,372,745
Boeing Company (The)	4.875%	05/01/25	1,000,000	1,076,561
Parker-Hannifin Corporation	2.700%	06/14/24	1,250,000	1,278,023
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,031,875
Ryder Systems, Inc.	3.650%	03/18/24	1,000,000	1,040,960
SkyMiles IP Ltd. & Delta Air Lines, Inc., 144A	4.500%	10/20/25	500,000	518,864
				6,319,028
Technology - 1.0%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,038,383

Utilities - 2.4%
CMS Energy Corporation	3.875%	03/01/24	1,000,000	1,037,004
National Rural Utilities Cooperative Finance Corporation, Series D	0.350%	02/08/24	500,000	489,025

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.4% (Continued)
WEC Energy Group, Inc.	0.550%	09/15/23	$ 1,000,000	$ 983,959
				2,509,988

Total Corporate Bonds (Cost $37,033,672)				$ 36,419,643

MONEY MARKET FUNDS - 0.5%			Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $476,644)			476,644	$ 476,644

Total Investments at Value - 99.9% (Cost $108,001,477)				$ 106,271,289

Other Assets in Excess of Liabilities - 0.1%				125,895

Net Assets - 100.0%				$ 106,397,184

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,434,584 as of January 31, 2022, representing 37.1% of net assets.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2022 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
FUTURES
2-Year U.S. Treasury Note Future	42	03/31/2022	$ 9,099,552	$ (16,655)
3-Year U.S. Treasury Long Bond Future	23	03/31/2022	5,185,422	(6,868)
Total Futures Contracts			$ 14,284,974	$ (23,523)

The average monthly notional value of futures contracts during the three months ended January 31, 2022 was $11,043,936.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2022 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
FUTURES
10-Year U.S. Treasury Note Future	6	03/31/2022	$ 767,814	$ 7,296
5-Year U.S. Treasury Note Future	91	03/31/2022	10,847,473	115,762
Total Futures Contracts Sold Short			$ 11,615,287	$ 123,058

The average monthly notional value of futures contracts sold short during the three months ended January 31, 2022 was $12,149,875.